Financial risk management	12 Months Ended
Dec. 31, 2023
Financial risk management
Financial risk management

21.         Financial risk management

a.	Significant accounting policies

The Company is exposed to risks that are managed through the implementation of systems and processes related to identification, measurement, limitation of concentration, and supervision.

The basic principles defined by the Company in the establishment of its risk management policy are the following:

●	Compliance with Corporate Governance Standards.

●	Establishment, by each different business line and subsidiary, of risk management controls necessary to ensure that market transactions are conducted in accordance with the policies, rules, and procedures of the Company.

●	Special attention to financial risk management, basically composed by interest rate, exchange rate, liquidity and credit risks.

Risk management in the Company is mainly preventive and oriented to medium and long-term, risks taking into consideration the most probable scenarios of the variables affecting each risk.

The details of the significant accounting policies and adopted methods (including recognition, valuation and basis of recognition of related income and expenses) for each class of financial asset, financial liability and equity instrument is disclosed in note 4.

b.	Categories of financial instruments and risk management policies

The principal categories of financial instruments, are:

		December 31,
Financial assets	Risk classification	2023		2022		2021
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,576,256	Ps.	3,336,420	Ps.	5,987,164
Receivables, net	Credit and exchange rate		1,298,399		1,266,110		1,085,670

Short-term and long-term debt	Interest rate, exchange rate and liquidity	10,676,708	10,184,336	7,696,622
Trade accounts payable(1)	Liquidity	385,503	326,290	213,207
Accrued interest	Liquidity	204,843	147,115	73,489
Short-term and long-term financial leasing	Liquidity	198,844	208,205	224,736
Accounts payable to related parties	Liquidity	452,933	286,479	269,249
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps.66,347, Ps.56,760 and Ps.31,365 as of December 31, 2023, 2022 and 2021, respectively.

Based on the nature of its activities, the Company is exposed to different financial risks, mainly as a result of its ordinary business activities and its debt contracts entered into to finance its operating activities. The Company’s corporate treasury department provides services to the operating units to coordinate the entry into domestic and international markets and monitors and manages the financial risks relating to the operations of the Company. These risks include market risk (interest rate risk and foreign currency risk), credit risk and liquidity risk.

Periodically, the Company’s management assesses risk exposure and reviews the alternatives for managing those risks, supervising and managing the financial risks through internal risk reports which analyze exposures by degree and magnitude of risks. The Board of Directors sets and monitors policies and procedures to measure and manage the risks to which the Company is exposed, which are described below.

c.	Market risk

Interest rate risk management — This risk principally stems from changes in the future cash flows of debt entered at variable interest rates (or with short-term maturity and presumable renewal) as a result of fluctuations in the market interest rates. The purpose of managing this risk is to lessen the impact in the cost of the debt due to fluctuations in such interest rates.

As of December 31, 2023, 2022 and 2021, the percentage in outstanding long-term debt at fixed and variable interest rates, is as follows:

	December 31,
	2023		2022		2021
Long-term debt	Ps.	10,700,000	Ps.	9,000,000	Ps.	5,000,000
% Fixed rate debt		68.8%		70%		80%
% Variable rate debt (1)		31.2%		30%		20%
(1)	Long-term debt contracted during 2023, 2022 and 2021 has a 28-day TIIE reference rate.

The proportion of long-term debt have interest payments at a variable rate, which exposes the Company to interest rate risk as a result of fluctuations in market interest rates. The risk exposure is mainly caused by the variations that could occur in in the reference interest rate used.

The Company manages this risk by constantly monitoring the changes of such interest rates. In recent years, the 28-day TIIE has increased. The 28-day TIIE was at its highest level on May 5, 2023 (11.5669)% and its lowest level on January 2, 2023 (10.76)%. Therefore, if interest rates increase significantly, the Company could evaluate to enter into hedging instruments to mitigate the interest rate risk.

Sensitivity analysis for interest rates — The following sensitivity analysis is based on the assumption of an unfavorable movement of basis points in interest rates, in the indicated amounts applicable to each category of floating rate financial liabilities. The Company determines its sensitivity by applying the hypothetical interest rate (reference rate increased at the rate specified plus surcharge) for each category of financial liabilities accruing interest at a variable rate.

As of December 31, 2023, 2022 and 2021, the Company maintained long-term debt, which accrue interest at a variable rate of Ps.3,340,000, Ps.2,700,000 and Ps.1,000,000, respectively (note 15, which disclose the outstanding balances and interest rates of the Company’s financial instruments).

A hypothetical, instantaneous and unfavorable 10% change in the 28-day TIIE interest rate applicable to the outstanding debt with variable rates would have resulted in an additional financing expense of approximately Ps.37,180, Ps.23,174, and Ps.3,736 for 2023, 2022 and 2021, respectively.

Exchange risk management – The Company performs transactions denominated in foreign currency; consequently, it is exposed to exchange rate risks, which are managed within the parameters of established and approved policies. The main risk related to the exchange rate involves changes in the value of the Mexican peso against the U.S. dollar.

Historically, a portion of the revenues generated by the Company’s airports (mainly derived from TUA charged to international passengers) are linked to U.S. dollars, although such revenues are collected in pesos based on the average exchange rate of the previous month. Of the Company’s consolidated revenues (excluding construction services revenues), 14.59%, 14.81% and 16.87% were from TUA of international passengers in 2023, 2022 and 2021, respectively. Substantially all other revenues of the Company are denominated in pesos. Based on an appreciation of 10% of the peso against the U.S. dollar, the Company believes that its revenues would have decreased by Ps.168,680, Ps.137,548 and Ps.116,929 in 2023, 2022 and 2021, respectively.

An appreciation of the Mexican peso against the U.S. dollar would reduce the U.S. dollar-denominated revenues and the Company’s obligations under U.S. dollar-denominated debt when expressed in pesos, whereas a depreciation of the peso against the U.S. dollar would increase the Company’s U.S. dollar-denominated revenues and obligations under debt agreements when expressed in pesos.

For the year ended December 31, 2023, the peso appreciated against the U.S. dollar by 13.11%, relative to the exchange rates prevailing at the end of 2022.

Foreign currency sensitivity analysis – The following sensitivity analyses are based on an instantaneous and unfavorable change in exchange rates which affect the foreign currencies in which the Company’s debt is expressed. These sensitivity analyses cover all the assets and liabilities denominated in foreign currency. Sensitivity is determined by applying a hypothetical exchange rate change to those items, including the outstanding debt expressed in foreign currency.

As of December 31, 2023, 2022 and 2021, a hypothetical, instantaneous and unfavorable change of 10% in the exchange rate of the peso against the U.S. dollar, applicable in the Company’s asset (liability) positions net of U.S.$16,033, U.S. $(903), and U.S.$17,459 (amounts in thousands) would have resulted in an exchange (gain) loss of approximately Ps.(27,076), Ps.1,758 and Ps.(35,734) as of December 31, 2023, 2022 and 2021, respectively.

The carrying values of monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are as follows (amounts in thousands):

	Liabilities						Assets
	December 31,						December 31,
Currency	2023		2022		2021		2023		2022		2021
U.S. dollars	U.S.$	(3,832)	U.S.$	(6,472)	U.S.$	(4,784)	U.S.$	19,835	U.S.$	5,569	U.S.$	22,243

The transactions in thousands of U.S. dollars for the years ended December 31, 2023, 2022 and 2021, are as follows:

	December 31,
	2023		2022		2021
Revenues:	U.S.$	9,745	U.S.$	6,967	U.S.$	3,381
Expenses:
Technical assistance	U.S.$	4,010	U.S.$	3,766	U.S.$	3,766
Insurance		118		1,150		1,392
Purchase of machinery and maintenance		22,717		18,890		5,071
Software		2,181		909		251
Professional services, fees and subscriptions		4,353		3,991		1,531
Construction of industrial warehouse		—		50,767		—
Other		61,636		11,981		15,554

Pertinent exchange rate information at the date of the consolidated statements of financial position is as follows:

	December 31,
	2023		2022		2021
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	16.9190	Ps.	19.4715	Ps.	20.4672

As of April 3, 2024, the exchange rate as reported by the Mexican Central Bank was Ps.16.5673.

d.	Credit risk

Credit risk management — Credit risk refers to the risk whereby one of the parties’ defaults on its contractual obligations, thereby generating a financial loss for the Company. The objective of this risk management is to reduce its impact by reviewing the solvency of the Company’s potential customers.

The creditworthiness of uncollected amounts is periodically evaluated estimates of recoverable amounts are reviewed, resulting in reserves for those amounts whose recovery is considered doubtful, with corresponding entries to the statements of income and other comprehensive income in the period of review. The credit risk has historically been very limited.

The Company’s maximum credit risk exposure is presented in the amounts included in the table in subsection b) as well as within the past due but not impaired analysis of accounts receivable, included in note 7. The Company holds bonds and deposits that mitigate the credit risk, being the most relevant the guaranteed deposits registered as a liability in the consolidated statements of financial position.

The Company adopted a policy to only carry out transactions with solvent parties and obtain sufficient collateral where appropriate as a means of mitigating the risk of financial loss due to possible default. The Company trades only with entities that have the best possible risk rating. The credit exposure is reviewed and approved by senior management committees of the Company. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies. Financial instruments that potentially expose the Company to credit risk consist mainly of accounts receivable.

The customer’s balance is primarily comprised of TUA collected by airlines for each passenger traveling using air terminals and subsequently delivered to the Company. The Company has established three credit options: up to 60 days.

These days are granted depending on the guarantee that the customer can provide. In case of default, customers will be subject to penalties and/or a legal collection process. For both credit customers and cash customers, there are established guarantees, which may include the following: trust, deposit, letter of credit, liquid credit, mortgage and collateral.

As of December 31, 2023, 2022 and 2021, the allowance for doubtful accounts, principally related with accounts receivable, are the amounts described in note 7.

e.	Liquidity risk

Management of liquidity risk – This risk is generated by temporary differences between the funding required by the Company to fulfill business investment commitments, debt maturities, current asset requirements, etc., and the origin of funds generated by the regular activities of the Company and different types of bank financing. Also, different economic or industry factors, such as financial crises or suspension of operations of any airline could affect the cash flow of the Company. The objective of the Company in the management of this risk is to maintain a balance between the flexibility, period and conditions of credit facilities contracted to manage short, medium and long-term funding requirements. In this regard, the Company’s use of project financing and debt with limited resources described in note 15 and the short-term financing for working capital of current assets are significant. The Executive Committee of the Company is ultimately responsible for liquidity management.

This Committee has established an appropriate framework for liquidity management guidelines. The Company manages its liquidity risk by maintaining reserves, adequate financial facilities and adequate loans, while constantly monitoring projected and actual cash flows and reconciling the maturity profiles of financial assets and liabilities. Additionally, as mentioned in note 14, the Company has uncommitted lines of credit available for working capital.

The following table shows the remaining contractual maturities of the Company’s financial liabilities with agreed repayment periods. This table has been prepared based on the projected non-discounted cash flows of financial liabilities at the date on which the Company will make payments.

The table includes projected interest cash flows and capital repayments of financial debt included in the consolidated statement of financial position. To the extent that interest is accrued at variable rates, the non-discounted amount is derived from interest rate curves at the end of the reporting period. Contractual maturity is based on the earliest date when the Company must make the respective payment.

As of December 31, 2023	2024		2025-2027		2028-2030		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,050,856		2,577,708		1,089,058		4,717,622
Trade accounts payable		385,503		—		—		385,503
Interest Payable		204,843		—		—		204,843
Lease Liabilities(2)		44,928		153,916		—		198,844
Accounts payable with related parties		452,933		—		—		452,933
Total	Ps.	2,139,063	Ps.	6,071,624	Ps.	8,449,058	Ps.	16,659,745

As of December 31, 2022	2023		2024-2026		2027-2029		Total
Long-term debt	Ps.	1,500,000	Ps.	1,000,000	Ps.	6,500,000	Ps.	9,000,000
Interest(1)		804,897		1,880,865		770,175		3,455,937
Trade accounts payable		332,287		—		—		332,287
Interest Payable		147,115		—		—		147,115
Lease Liabilities(2)		33,446		174,759		—		208,205
Accounts payable with related parties		286,479		—		—		286,479
Total	Ps.	3,104,224	Ps.	3,055,624	Ps.	7,270,175	Ps.	13,430,023

As of December 31, 2021	2022		2023-2025		2026-2028		Total
Long-term debt	Ps.	—	Ps.	1,500,000	Ps.	3,500,000	Ps.	5,000,000
Interest(1)		368,995		863,034		472,801		1,704,830
Trade accounts payable		213,207		—		—		213,207
Interest Payable		73,489		—		—		73,489
Lease Liabilities		29,332		195,404		—		224,736
Accounts payable with related parties		269,249		—		—		269,249
Total	Ps.	954,272	Ps.	2,558,438	Ps.	3,972,801	Ps.	7,485,511
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

The amounts forming part of the debt contracted with credit institutions include fixed and variable rate instruments. Variable-rate financial liabilities are subject to change when variable interest rates differ from the estimated interest rates determined at the end of the reporting period based on their market value.

The Company expects to meet its obligations under its liabilities with its operational cash flows and resources received from the maturity of its financial assets. Additionally, the Company has access to lines of credit with certain financial institutions.

f.	Financial instruments at fair value

This note provides information about how the Company determines fair values of various financial assets and financial liabilities. Except as detailed in the following table, the Company considers that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values due to their short-term maturities.

Financial liabilities

Long-term debt (note 15)

December 31, 2023				December 31, 2022				December 31, 2021
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	10,700,000	Ps.	10,405,840	Ps.	9,000,000	Ps.	9,740,228	Ps.	5,000,000	Ps.	4,811,410

	Hierarchy of fair value as of December 31, 2023
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,405,840	Ps.	—	Ps.	—	Ps.	10,405,840

	Hierarchy of fair value as of December 31, 2022
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	9,740,228	Ps.	—	Ps.	—	Ps.	9,740,228

	Hierarchy of fair value as of December 31, 2021
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,811,410	Ps.	—	Ps.	—	Ps.	4,811,410
(1)	The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange